Stock-Based Compensation - Schedule of RSU Activity (Details) - Unvested restricted stock units [Member] - Heliogen, Inc. [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Stock-Based Compensation [Line Items]
Number of Shares, Unvested beginning balance | shares	458,495
Weighted Average Grant Date Fair Value, Unvested beginning balance | $ / shares	$ 11.97
Number of Shares, Vested | shares	(82,001)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 23.57
Number of Shares, Forfeited | shares	(68,205)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 9.18
Number of Shares, Unvested, ending balance | shares	308,289
Weighted Average Grant Date Fair Value, Unvested, ending balance | $ / shares	$ 9.5